Note 8 - Stock-based Compensation - Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based payment expense	$ 2,228	$ 61
Research and Development Expense [Member]
Share-based payment expense	367	51
General and Administrative Expense [Member]
Share-based payment expense	$ 1,861	$ 10